Nature of Business and Organization (Details) - Anxin Jieda and Its Subsidiaries [Member] - Subsequent Event [Member]	Jul. 29, 2025	Jul. 14, 2025 USD ($)	Jul. 14, 2025 HKD ($)
Nature of Business and Organization [Line Items]
Percentage of equity interests in subsidiary to be sold		100.00%	100.00%
Cash consideration for saleable equity in subsidiary		$ 6,370	$ 50,000
Sale of equity interests in subsidiary, transaction closing date	Jul. 29, 2025